Transactions with related parties, textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Due to related parties, current	$ 136	$ 170
Interest expense on related party debt	3,247	1,195	0
[DianaShippingServicesSaMember]
Related Party Transaction [Line Items]
Monthly administrative fee			10
Annual brokerage fee			1,300
Commissions percentage on charters			1.00%
Monthly management fee, operating vessels			15
Monthly management fee, laid up vessels			20
Due to related parties, current	0	0
[DianaShippingServicesSaMember] | [ManagementFeesTotalMember]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	0	305	1,641
[DianaShippingServicesSaMember] | [CommissionsMember]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	0	127	687
[DianaShippingServicesSaMember] | [AdministrativeFeesMember]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	0	20	120
[DianaShippingServicesSaMember] | [BrokerageFeesMember]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	0	217	1,300
[DianaShippingServicesSaMember] | [ManagementFeesExpensedMember]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction			1,551
[DianaShippingServicesSaMember] | [ManagementFeesCapitalizedMember]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction			90
[DianaEnterprisesIncMember]
Related Party Transaction [Line Items]
Monthly brokerage fee	121
Duration of the initial agreement in months		13
Contract maturity date	Mar. 31, 2015
Related party transaction, amounts of transaction	1,450	1,425	1,300
Due to related parties, current	0	16
[AltairTravelAgencySaMember]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	1,007	971	0
Due to related parties, current	79	68
[DianaShippingIncMember]
Related Party Transaction [Line Items]
Due to related parties, current	57	86
Debt instrument issuance date	May 20, 2013
Debt instrument face amount	50,000
Debt instrument description of variable rate basis	Libor
Loan margin percentage	5.00%
Back-end fee percentage	1.25%
Debt instrument maturity date	Aug. 20, 2017
Interest expense on related party debt	3,247	1,195	0
Accrued back-end fee on related party debt	$ 867	$ 233
Weighted average interest rate	5.15%	5.17%